Registrations Rights Agreement Liability	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Registrations Rights Agreement Liability [Abstract]
REGISTRATIONS RIGHTS AGREEMENT LIABILITY

NOTE 3 - REGISTRATIONS RIGHTS AGREEMENT LIABILITY

In connection with the closing of the Share Exchange, pursuant to a Securities Purchase Agreement (the “Securities Purchase Agreement”), the Company sold (i) shares of Common Stock (the “Private Placement Shares”) and shares of Series A Preferred Stock, or a combination thereof, at an effective purchase price of $0.011 per share of Common Stock sold in the private placement or underlying such shares of Series A Preferred Stock and (ii) five-year warrants to acquire shares of Common Stock at an exercise price of $0.033 per share (“Private Placement Warrants”) in a private placement (the “Private Placement”) to certain investors (collectively, the “Private Placement Investors”).

In connection with the Private Placement, on August 14, 2023, the Company entered into a registration rights agreement with the Private Placement Investors (together with all attachments and exhibits thereto, as each may be amended or modified from time to time, the “Registration Rights Agreement”), pursuant to which the Company agreed to register, among other registrable securities (as further described in the Registration Rights Agreement), on Form S-1 (or, if the Company is then eligible, on Form S-3) with the Securities and Exchange Commission (the “SEC”): (i) the Private Placement Shares, (ii) the shares of Common Stock underlying the shares of Series A Preferred Stock (the “Conversion Shares”), (iii) the shares of Common Stock underlying the Private Placement Warrants issued to the Private Placement Investors (the “Warrant Shares”), and (iv) the shares of the Company’s Common Stock underlying the securities issued to the investors who, on or about December 6, 2021, participated in the $3,000,000 private placement financing (the “December 2021 Shares” and, together with the Private Placement Shares, the Conversion Shares, the Warrant Shares, collectively, the “Registrable Securities”).

Under the Registration Rights Agreement, among other things, if a registration statement registering the resale of the Registrable Securities is not filed by the 45th calendar date following the date of the Registration Rights Agreement and if such registration statement is not declared effective by the SEC by the 135th calendar day (or, in the event of a “full review” by the SEC, the 165th calendar day) following the date of the Registration Rights Agreement, then the Company was required to pay as partial liquidated damages in amount equal to the product of 1.0% multiplied by the aggregate Subscription Amount (as defined in the Securities Purchase Agreement) paid by such investor pursuant to the Securities Purchase Agreement every calendar month (pro-rated for periods totaling less than a calendar month) until filed. Such liquidated damages would bear interest at the rate of 18% per annum (or such lesser maximum amount that is permitted to be paid by applicable law), accruing daily from the date such partial liquidated damages are due until such amounts, plus all such interest thereon, are paid in full.

Pursuant to Section 6(e) of the Registration Rights Agreement, the provisions of the Registration Rights Agreement may be amended by obtaining the written consent of the Company and the Private Placement Investors holding 50.1% or more of the then-outstanding Registrable Securities (the “Required Holders”). On February 9, 2024, the Company filed a registration statement on Form S-1 registering for resale the Registrable Securities, which was declared effective by the SEC on June 14, 2024. On August 13, 2024, the Company and the Required Holders entered into an Amendment to the Registration Rights Agreement (“Registration Rights Agreement Amendment”), pursuant to which effective retroactively to September 28, 2023, (i) the date in which a registration statement registering the resale of the Registrable Securities (the “Registration Statement”) is required to be filed pursuant to the Registration Rights Agreement was amended to February 9, 2024, and (ii) the date in which the Registration Statement is required to be declared effective by the SEC pursuant to the Registration Rights Agreement was amended to June 14, 2024. In consideration for entering into the Registration Rights Agreement Amendment, the Company agreed to pay the Private Placement Investors the liquidated damages equal to the amount that would otherwise have accrued pursuant to the Registration Rights Agreement, without giving effect to the Registration Rights Agreement Amendment, which became due and payable upon signing the Registration Rights Agreement Amendment on August 13, 2024, and which did not become due or payable prior to such date. The Company recorded $520,000 as Registration Rights Agreement liability in respect of the Registration Rights Agreement Amendment. This liability does not bear interest and as of September 30, 2025 the repayment date has not yet been determined.

NOTE 6 - REGISTRATIONS RIGHTS AGREEMENT LIABILITY:

In connection with the Private Placement, on August 14, 2023, the Company entered into a registration rights agreement with the Private Placement Investors (together with all attachments and exhibits thereto, as each may be amended or modified from time to time, the “Registration Rights Agreement”), pursuant to which the Company agreed to register, among other registrable securities (as further described in the Registration Rights Agreement), on Form S-1 (or, if the Company is then eligible, on Form S-3) with the Securities and Exchange Commission (the “SEC”): (i) the Private Placement Shares, (ii) the shares of Common Stock underlying the shares of Series A Preferred Stock (the “Conversion Shares”), (iii) the shares of Common Stock underlying the Private Placement Warrants issued to the Private Placement Investors (the “Warrant Shares”), and (iv) the shares of the Company’s common stock underlying the securities issued to the investors who, on or about December 6, 2021, participated in the $3,000,000 private placement financing (the “December 2021 Shares” and, together with the Private Placement Shares, the Conversion Shares, the Warrant Shares, collectively, the “Registrable Securities”).

Under the Registration Rights Agreement, among other things, if a registration statement registering the resale of the Registrable Securities is not filed by the 45th calendar date following the date of the Registration Rights Agreement and if such registration statement is not declared effective by the SEC by the 135th calendar day (or, in the event of a “full review” by the SEC, the 165th calendar day) following the date of the Registration Rights Agreement, then the Company was required to pay as partial liquidated damages in amount equal to the product of 1.0% multiplied by the aggregate Subscription Amount (as defined in the Securities Purchase Agreement) paid by such investor pursuant to the Securities Purchase Agreement every calendar month (pro-rated for periods totaling less than a calendar month) until filed. Such liquidated damages would bear interest at the rate of 18% per annum (or such lesser maximum amount that is permitted to be paid by applicable law), accruing daily from the date such partial liquidated damages are due until such amounts, plus all such interest thereon, are paid in full.

Pursuant to Section 6(e) of the Registration Rights Agreement, the provisions of the Registration Rights Agreement may be amended by obtaining the written consent of the Company and the Private Placement Investors holding 50.1% or more of the then-outstanding Registrable Securities (the “Required Holders”). On February 9, 2024, the Company filed a registration statement on Form S-1 registering for resale the Registrable Securities, which was declared effective by the SEC on June 14, 2024. On August 13, 2024, the Company and the Required Holders entered into an Amendment to the Registration Rights Agreement (“Registration Rights Agreement Amendment”), pursuant to which effective retroactively to September 28, 2023, (i) the date in which a registration statement registering the resale of the Registrable Securities (the “Registration Statement”) is required to be filed pursuant to the Registration Rights Agreement was amended to February 9, 2024, and (ii) the date in which the Registration Statement is required to be declared effective by the SEC pursuant to the Registration Rights Agreement was amended to June 14, 2024. In consideration for entering into the Registration Rights Agreement Amendment, the Company agreed to pay the Private Placement Investors the liquidated damages equal to the amount that would otherwise have accrued pursuant to the Registration Rights Agreement, without giving effect to the Registration Rights Agreement Amendment, which became due and payable upon signing the Registration Rights Agreement Amendment on August 13, 2024, and which did not become due or payable prior to such date. The Company recorded $520,000 as Registration Rights Agreement Liability   in respect of the Registration Rights Agreement Amendment. This liability does not bear interest and a repayment date has not yet been determined.